NEW ACCOUNTING PRONOUNCEMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Changes and Error Corrections [Abstract]
Summary of Accounting Standard Updates Issued by Financial Accounting Standards Board
The following table presents Accounting Standards Updates (ASUs) issued by the Financial Accounting Standards Board (FASB) that are applicable to Hydro One:
Recently Adopted Accounting Guidance

Guidance	Date issued	Description	ASU Effective Date	Impact on Hydro One
ASU 2024-02	March 2024	The amendments contain modifications to the codification that remove various concept statements which may be extraneous and not required to understand or apply the guidance or references used in prior statements to provide guidance in certain topical areas.	Fiscal years beginning after December 15, 2024.	No impact upon adoption
ASU 2023-09	December 2023	The amendments address investor requests for more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information.	Annual periods beginning after December 15, 2024.	Adoption of the standard does not materially affect Hydro One’s income tax disclosures.
Recently Issued Accounting Guidance Not Yet Adopted

Guidance	Date issued	Description	ASU Effective Date	Impact on Hydro One
ASU 2023-06	October 2023	The amendments represent changes to clarify or improve disclosure or presentation requirements of a variety of subtopics in the FASB Codification. Many of the amendments allow users to more easily compare entities subject to the U.S. Securities and Exchange’s (SEC) existing disclosures with those entities that were not previously subject to the SEC’s requirements. Also, the amendments align the requirements in the Codification with the SEC’s regulations.

		Applicable to all entities, if by June 30, 2027 the SEC has not removed the applicable requirement from Regulation S-X or Regulation S-K, the pending content of the related amendment will be removed from the Codification and will not become effective for any entity.	Two years subsequent to the date on which the SEC’s removal of that related disclosure becomes effective.	Under assessment
ASU 2024-03	November 2024	The amendments require public business entities to disclose additional information about specific expense categories in the notes to financial statements at interim and annual reporting periods, which are not generally presented in the current financial statements.	Annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027.	Under assessment
ASU 2025-03	May 2025	The amendments require entities to apply the guidance for identifying the accounting acquirer in transactions where a business that qualifies as a Variable Interest Entity is acquired through the exchange of equity interests.	Annual and interim periods beginning after December 15, 2026.	No impact upon adoption
ASU 2025-05	July 2025	The amendments allow all entities to use a practical expedient when estimating expected credit losses for current accounts receivable and contract assets under Topic 606, by assuming that current conditions as of the balance sheet date remain unchanged over the asset’s life. Additionally, entities other than public business entities that elect this expedient may adopt an accounting policy to consider post–balance sheet date collection activity in their credit loss estimates.	Annual and interim periods beginning after December 15, 2025.	No impact upon adoption
ASU 2025-06	September 2025	The amendments modernize accounting for internal-use software by removing outdated development stage references and introducing a capitalization threshold based on management authorization and project completion probability.	Annual periods beginning after December 15, 2027.	Under assessment
ASU 2025-09	November 2025	The amendments expand hedge-accounting eligibility and better align the guidance with common risk‑management practices. Key updates allow grouping forecasted transactions with similar exposure, simplify hedging of choose‑your‑rate variable‑rate debt, and broaden eligibility for hedging nonfinancial components. The guidance modernizes treatment of certain option‑based derivatives and resolves mismatches in dual hedge relationships.	Annual and interim periods beginning after December 15, 2026.	Under assessment
ASU 2025-10	December 2025	The amendments establish authoritative GAAP for government grants, setting recognition, measurement, presentation, and disclosure requirements.	Annual and interim periods beginning after December 15, 2028.	Under assessment
ASU 2025-11	December 2025	The amendments clarify interim reporting by establishing a complete list of required GAAP interim disclosures. They introduce a disclosure principle requiring entities to report material events occurring after the annual reporting period. The Update also clarifies types of interim reports and the form and content of interim financial statements. Overall, the changes enhance clarity and consistency without altering existing disclosure requirements.	Interim reporting periods within annual reporting periods beginning after December 15, 2027.	Under assessment
ASU 2025-12	December 2025	The amendments clarify existing guidance, correct errors, and introduce minor improvements to numerous Codification Topics, thereby making the requirements easier for entities to understand and apply.	Annual and interim periods beginning after December 15, 2026.	Under assessment